SCHEDULE II - FINANCIAL INFORMATION OF REGISTRANT- PARENT COMPANY ONLY	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Financial Information of Registrant - Parent Company Only

	December 31, 2023	December 31, 2022
	(In Thousands, except for share data)
Assets
Fixed maturities, available-for-sale, at fair value	$47,290	$83,918
Cash and cash equivalents	66,374	4,940
Investment in subsidiaries, at equity in net assets	2,468,333	2,092,457
Accrued investment income	235	440
Due from affiliates, net	91,126	83,018
Software and equipment, net	30,252	31,930
Other assets	13,858	15,408
Total assets	$2,717,468	$2,312,111

Liabilities
Debt	$397,595	$396,051
Accounts payable and accrued expenses	38,524	34,697
Deferred tax liability, net	343,956	255,550
Other liabilities	11,389	12,086
Total liabilities	791,464	698,384

Shareholders' equity
Common stock - class A shares, $0.01 par value; 87,334,138 shares issued and 80,881,280 shares outstanding as of December 31, 2023 and 86,472,742 shares issued and 83,549,879 shares outstanding as of December 31, 2022 (250,000,000 shares authorized)	873	865
Additional paid-in capital	990,816	972,717
Treasury stock, at cost: 6,452,858 and 2,922,863 common shares as of December 31, 2023 and December 31, 2022, respectively	(148,921)	(56,575)
Accumulated other comprehensive loss, net of tax	(139,917)	(204,323)
Retained earnings	1,223,153	901,043
Total shareholders' equity	1,926,004	1,613,727
Total liabilities and shareholders' equity	$2,717,468	$2,312,111

	For the years ended December 31,
	2023	2022	2021
	(In Thousands)
Revenues
Net investment income	$3,920	$1,204	$327
Net realized investment (losses) gains	(31)	(13)	10
Total revenues	3,889	1,191	337

Expenses
Other operating expenses	7,828	7,590	8,264
Interest expense	—	—	68
Gain from change in fair value of warrant liability	—	(1,113)	(566)
Total expenses	7,828	6,477	7,766

Equity in net income of subsidiaries	412,974	378,406	303,970

Income before income taxes	409,035	373,120	296,541
Income tax expense	86,925	80,218	65,411
Net income	$322,110	$292,902	$231,130

Other comprehensive income (loss), net of tax:
Unrealized gains (losses) in accumulated other comprehensive income, net of tax expense (benefit) of $312, $(748), and $(95) for each of the years in the three-year period ended December 31, 2023, respectively	1,173	(2,815)	(357)
Reclassification adjustment for realized losses (gains) included in net income, net of tax (benefit) expense of $(7), $(3) and $2 for each of the years in the three-year period ended December 31, 2023, respectively	25	10	(8)
Equity in other comprehensive income (loss) of subsidiaries	63,208	(203,003)	(52,006)
Other comprehensive income (loss), net of tax	64,406	(205,808)	(52,371)
Comprehensive income	$386,516	$87,094	$178,759

	For the years ended December 31,
	2023	2022	2021
Cash flows from operating activities	(In Thousands)
Net income	$322,110	$292,902	$231,130
Adjustments to reconcile net income to net cash provided by operating activities:
Gain from change in fair value of warrant liability	—	(1,113)	(566)
Net realized investment losses (gains)	31	13	(10)
Depreciation and amortization	(890)	789	801
Amortization of debt discount and debt issuance costs	1,962	1,846	1,861
Deferred income taxes	88,192	81,057	66,941
Share-based compensation expense	16,914	15,425	16,678
Changes in operating assets and liabilities:
Investment in subsidiaries, at equity in net assets	(314,556)	(343,477)	(302,165)
Accrued investment income	205	(73)	(104)
Receivable from affiliates	(8,108)	3,348	(9,474)
Other assets	(57)	518	(496)
Accounts payable and accrued expenses	2,605	(8,731)	10,068
Net cash provided by operating activities	108,408	42,504	14,664
Cash flows from investing activities
Capitalization of subsidiaries	(800)	(800)	(800)
Purchase of short-term investments	(89,068)	(110,076)	(10,640)
Purchase of fixed-maturity investments, available-for-sale	—	—	(2,797)
Proceeds from maturity of short-term investments	100,607	86,995	—
Proceeds from redemptions, maturities and sale of fixed-maturity investments, available-for-sale	30,538	19,673	4,464
Software and equipment	2,169	1,291	(1,026)
Net cash provided by (used in) investing activities	43,446	(2,917)	(10,799)
Cash flows from financing activities
Proceeds from issuance of common stock related to employee equity plans	10,549	5,442	4,201
Proceeds from issuance of common stock related to warrant exercises	—	518	503
Taxes paid related to net share settlement of equity awards	(9,356)	(5,213)	(5,426)
Payments of debt issuance costs	—	—	(1,108)
Repurchase of common stock	(91,613)	(56,575)	—
Net cash used in financing activities	(90,420)	(55,828)	(1,830)

Net increase (decrease) in cash, cash equivalents and restricted cash	61,434	(16,241)	2,035
Cash, cash equivalents and restricted cash, beginning of period	4,940	21,181	19,146
Cash, cash equivalents and restricted cash, end of period	$66,374	$4,940	$21,181
Note A
The NMI Holdings, Inc. (Parent Company) financial statements represent the stand-alone financial statements of the Parent Company. These financial statements have been prepared on the same basis and using the same accounting policies as described in the consolidated financial statements included herein. Refer to the Parent Company's consolidated financial statements for additional information.
NMIH and its subsidiaries entered into a tax sharing agreement effective August 23, 2012, which was subsequently amended on September 1, 2016. Under original and amended agreements, each of the parties agreed to file consolidated federal income tax returns for all tax years beginning in and subsequent to 2012, with NMIH as the direct tax filer. The tax liability of each subsidiary that is party to the agreement is limited to the amount of the liability it would incur if it filed separate returns.
Note B
NMIC and Re One are subject to certain capital and dividend rules and regulations prescribed by jurisdictions in which they are authorized to operate and the GSEs that may restrict their ability to pay dividends to NMIH. Under Wisconsin law, NMIC and Re One may pay dividends up to specified levels (i.e., "ordinary" dividends) with 30 days' prior notice to the Wisconsin OCI. Dividends in larger amounts (i.e.,"extraordinary" dividends), are subject to the Wisconsin OCI's prior approval. Under Wisconsin law, an extraordinary dividend is defined as any payment or distribution that together with other dividends and distributions made within the preceding twelve months exceeds the lesser of (i) 10% of the insurer's statutory policyholders' surplus as of the preceding December 31 or (ii) adjusted statutory net income for the twelve-month period ending the preceding December 31. During the year ended December 31, 2023, NMIC paid a $98.0 million ordinary course dividend to NMIH, representing its full ordinary course dividend capacity payable under Wisconsin law for the twelve-month period ending December 31, 2023. NMIC has the capacity to pay aggregate ordinary dividends of $96.3 million to NMIH during the twelve-month period ending December 31, 2024.
The remaining net assets from dividend capacity are considered restricted. As of December 31, 2023, the amount of restricted net assets held by our consolidated insurance subsidiaries, which represents our equity investment in those insurance subsidiaries less their aggregate dividend capacity, totaled $2.5 billion, compared to $2.1 billion as of December 31, 2022.
Note C
The Parent Company provides certain services to its subsidiaries. The Parent Company allocates to its subsidiaries corporate expense it incurs in the capacity of supporting those subsidiaries, based on either an allocated percentage of time spent or internally allocated capital. Total operating expenses allocated to subsidiaries for each of the years in the three-year period ended December 31, 2023 were $163.9 million, $148.4 million and $149.4 million, respectively. Amounts charged to the subsidiaries for operating expenses are based on actual cost, without any mark-up. The Parent Company considers these charges fair and reasonable. The subsidiaries reimburse the Parent Company for these costs in a timely manner, which has the impact of improving the cash flows of the Parent Company.